Cash flow statement supplementary information (Tables)	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Reconciliation of liabilities arising from financing activities
Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2023	Cash flow	Currency effects and consolidation changes	Other¹	Balance as of December 31, 2024
Long term debt²	7,567	(53)	107	(74)	7,546
EUR bonds	4,569	340		8	4,917
USD bonds	1,325		83		1,408
Leases	1,074	(192)	24	167	1,073
Forward contracts³	396			(248)	148
Bank borrowings	203	(201)		(1)	1
Other long-term debt
Short term debt²	122	(30)	1		92
Short-term bank borrowings	122	(31)	1		92
Other short-term loans	-	1			1
Equity	(656)	(413)		516	(554)
Dividend payable		(3)		3
Forward contracts³	(394)			251	(143)
Treasury shares⁴	(262)	(410)		262	(411)
Total		(496)
[1]Besides non-cash, other includes interest paid on leases, which is part of cash flows from operating activities
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans
[4]Cash flow in 2024 includes withholding tax for share buyback amounting to EUR 41 million.

Philips Group
Reconciliation of liabilities arising from financing activities in millions of EUR

	Balance as of December 31, 2022	Cash flow	Currency effects and consolidation changes	Other¹	Balance as of December 31, 2023
Long term debt²	8,111	(210)	(96)	(238)	7,567
EUR bonds	4,061	497		11	4,569
USD bonds	1,378		(53)		1,325
Leases	1,082	(200)	(42)	235	1,074
Forward contracts³	858			(462)	396
Bank borrowings	705	(502)			203
Other long-term debt	28	(5)	(1)	(22)
Short term debt²	89	29	3		122
Short-term bank borrowings	89	46	(14)		122
Other short-term loans		(17)	17		-
Equity	(1,133)	(666)		1,143	(656)
Dividend payable		(4)		4
Forward contracts³	(858)			465	(394)
Treasury shares	(275)	(662)		675	(262)
Total		(848)
[1]Besides non-cash, other includes interest paid on finance leases, which is part of cash flows from operating activities
2In this table, current portion of long-term debt is included in long-term debt (and excluded from short-term debt).
[3]The forward contracts are related to the share buyback program and LTI plans
[4]Cash flow in 2023 includes withholding tax for share buyback amounting to EUR 55 million.